Document And Entity Information	6 Months Ended
Jun. 30, 2012
Entity Registrant Name	Realogy Holdings Corp.
Entity Central Index Key	0001398987
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Jun. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Amendment Flag	true
Amendment Description	Amendment Number 5